CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (DEFICIT) (Parenthetical) (USD $)	0 Months Ended					1 Months Ended
	Aug. 29, 2012	Aug. 08, 2012	May 24, 2012	May 16, 2012	Apr. 17, 2012	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014	May 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Dec. 31, 2013	Oct. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	May 31, 2013
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (DEFICIENCY) [Abstract]
Issuance expenses	$ 289,000	$ 2,514,000	$ 643,000	$ 278,000	$ 149,000	$ 10,000	$ 6,000	$ 48,000	$ 45,000	$ 8,000	$ 9,000	$ 33,000	$ 34,000	$ 24,000	$ 300	$ 11,000	$ 144,000
Sale of shares, price per share	$ 5	$ 5	$ 11.5	$ 3.5	$ 2.55	$ 3.81	$ 3.82	$ 4.52	$ 4.23	$ 4.03	$ 5.09	$ 3.64	$ 3.40	$ 3.28	$ 3.40	$ 3.99	$ 4.21